Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 14,490	$ 76,414
Restricted cash (Note 2)	726	350
Trade accounts receivable, net of allowance for doubtful receivables of $11 and $96 at December 31, 2016 and 2017, respectively	14,526	7,528
Due from related parties (Note 3)	16,914	6,674
Above-market acquired time charter contracts (Note 7)	0	1,500
Prepayments and advances	1,125	1,158
Other current assets (Note 4)	12,279	4,546
Total current assets	60,060	98,170
FIXED ASSETS, NET:
Advances for vessels under construction and related costs (Note 5)	31,898	0
Vessels, net (Note 6)	749,088	95,550
Total fixed assets, net	780,986	95,550
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Notes 9, 11)	34,000	0
Restricted cash (Note 2)	15,010	10
Other non-current assets (Note 8)	44,869	0
Total other non-current assets	93,879	10
Total assets	934,925	193,730
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 10)	11,635	16,811
Accounts payable and other current liabilities	5,225	1,179
Accrued liabilities (Note 3)	4,758	3,709
Due to related parties (Note 3)	72	5,033
Deferred revenue	865	607
Total current liabilities	22,555	27,339
NON-CURRENT LIABILITIES
Long-term debt, net of deferred finance costs (Note 10)	133,703	0
Due to related parties (Notes 3, 10)	71,631	116,617
Total non-current liabilities	205,334	116,617
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 1, 12)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2016 and 2017; 4,711 and 104,274,708 shares issued and outstanding at December 31, 2016 and 2017, respectively (Notes 1, 12)	1,043	0
Treasury stock; $0.01 par value; 3 and 0 shares at December 31, 2016 and 2017 (Notes 1, 12)	0	0
Additional paid-in capital (Note 12)	4,066,083	3,360,124
Accumulated deficit	(3,360,090)	(3,310,350)
Total equity	707,036	49,774
Total liabilities and stockholders' equity	$ 934,925	$ 193,730